Lease Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Lease Commitments
Lease Commitments

Note 14 — Lease Commitments

The Company leases its operating facilities from various third parties under non-cancelable operating leases. The leases require various monthly rental payments ranging from approximately $3 to $36, with various ending dates through July 2031. The leases are triple net, whereby the Company is liable for taxes, insurance and repairs. Rent expense for all operating facility leases was approximately $688 and $462 for the three months ended March 31, 2021 and 2020, respectively. Most of these leases have escalating rent payments, which are being expensed on a straight-line basis and are included in deferred rent, within Accrued expenses.

The following is a table of facility lease commitments due for the next five years and thereafter as of March 31, 2021:

		Total Capital
	Total Per Year	Leases
2021 (remaining)	$2,158	$139
2022	3,675	183
2023	3,535	187
2024	2,552	190
2025	2,339	194
Thereafter	3,977	1,078
Total	$18,236	$1,971
Less: amount representing interest		$(666)
Present value of minimum lease payments		$1,305
Less: current obligation		$(55)
Long-term obligations under capital lease		$1,250

The Company also leases vehicles from a third party under noncancelable operating leases and leases these same vehicles to end customers with similar lease terms, with the exception of the interest rate. The leases require various monthly rental payments from the Company ranging from $291 to $1,770 (actual) with various ending dates through June 2025.

The following is a schedule of the approximate future minimum lease payments due to third parties and the related expected future receipts related to these lease vehicles as of March 31, 2021:

	Payments Due to
	Third-Parties	Future Receipts
2021 (remaining)	$1,225	$1,473
2022	1,158	1,389
2023	731	865
2024	312	367
2025	11	13
Total	$3,437	$4,107

Note 16 — Lease Commitments

The Company leases its operating facilities from various third parties under noncancelable operating leases. The leases require various monthly rental payments ranging from approximately $3 to $50 with various ending dates through March 2031. The leases are triple net, whereby the Company is liable for taxes, insurance and repairs. Rent expense for all operating facility leases was approximately $1,720, $2,000 and $1,000 for the years ended December 31, 2020, 2019, and 2018, respectively. Most of these leases have escalating rent payments which are expensed on a straight-line basis and are included in deferred rent, within accrued expenses on the accompanying consolidated balance sheets.

The following is a table of facility lease commitments due for the next five years, and thereafter as of December 31, 2020:

	Operating Leases	Capital Leases
2021	$2,303	$139
2022	2,372	183
2023	2,209	187
2024	1,216	190
2025	993	194
Thereafter	511	1,078
Total Minimum Lease Payments	$9,604	$1,971
Less: amount representing interest		(666)
Present value of minimum lease payments		1,305
Less: current obligation		(55)
Long-term obligations under capital lease		$1,250

The Company is obligated under capital leases for a hub location which expires in March 2031. The Company recorded the lease liability at the fair market value of the underlying asset of $1,305 in the consolidated balance sheets.

The Company also leases vehicles from unrelated third parties under noncancelable operating leases and leases these same vehicles to end customers with similar lease terms, with the exception of the interest rate. The leases require various monthly rental payments from the Company ranging from $291 to $1,770 (actual) with various ending dates through December 2023.

The following is a schedule of the approximate future minimum lease payments due to third parties and the related expected future receipts related to these lease vehicles as of December 31, 2020:

	Payments Due
	to Third Parties	Future Receipts
2021	$1,538	$1,862
2022	1,024	1,236
2023	596	711
2024	194	233
2025	2	3
Total	$3,354	$4,045